Statements of Stockholders' Equity (unaudited) - USD ($)	Total	Common Stock	Additional Paid-In Capital	Additional Paid-in Capital - Warrants	Additional Paid-in Capital - Options	Accumulated Deficit	Accumulated other comprehensive loss
Balance, shares at Dec. 31, 2018		95,651,644
Balance, amount at Dec. 31, 2018	$ 569,681	$ 95,652	$ 4,322,347	$ 369,115	$ 191,513	$ (4,408,175)	$ (771)
Realized loss on sale of marketable securities	771	0	0	0	0		771
Net loss	(219,897)	$ 0	0	0	0	(219,897)
Balance, shares at Dec. 31, 2019		95,651,644
Balance, amount at Dec. 31, 2019	350,555	$ 95,652	4,322,347	369,115	191,513	(4,628,072)	$ 0
Net loss	(159,320)	$ 0	0	0	0	(159,320)
Balance, shares at Dec. 31, 2020		95,651,644
Balance, amount at Dec. 31, 2020	191,235	$ 95,652	4,322,347	369,115	191,513	(4,787,392)
Net loss	(748,277)	$ 0	0	0	0	(748,277)
Shares issued for services, shares		1,375,779
Shares issued for services, amount	557,190	$ 1,376	555,814	0	0	0
Shares issued for cash, shares		5,465,018
Shares issued for cash, amount	1,772,028	$ 5,465	1,766,563	0	0	0
Balance, shares at Sep. 30, 2021		102,492,441
Balance, amount at Sep. 30, 2021	$ 1,772,176	$ 102,493	$ 6,644,724	$ 369,115	$ 191,513	$ (5,535,669)